SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Outstanding as of December 31, 2022	$ 2,722,111	$ 762,416
IRD loan [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 20,063
Borrowings, interest rate	3.25%
Borrowings start date	2020
Tensure	60 months
Outstanding as of December 31, 2022	$ 10,247	16,900
Juke NWN765 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 19,679
Borrowings, interest rate	1.30%
Borrowings start date	2021
Tensure	36 months
Outstanding as of December 31, 2022	$ 5,500	12,255
Qashqai NWN767 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 22,258
Borrowings, interest rate	1.20%
Borrowings start date	2021
Tensure	36 months
Outstanding as of December 31, 2022	$ 6,990	13,886
Qashqai NWN766 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 22,258
Borrowings, interest rate	1.20%
Borrowings start date	2022
Tensure	36 months
Outstanding as of December 31, 2022	$ 7,396	14,475
Lloyds cbil [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 239,540
Borrowings, interest rate	2.80%
Borrowings start date	2020
Tensure	60 months
Outstanding as of December 31, 2022	$ 126,067	167,678
Funding circle loan mpl [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 380,804
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding as of December 31, 2022	$ 235,504	305,787
The funding circle [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 116,054
Borrowings, interest rate	9.30%
Borrowings start date	2022
Tensure	48 months
Outstanding as of December 31, 2022	$ 69,271	93,193
Lloyds bounce back loan [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 51,378
Borrowings, interest rate	2.50%
Borrowings start date	2022
Tensure	72 months
Outstanding as of December 31, 2022	$ 30,764	41,335
Other Loan [Member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 14,269
Borrowings, interest rate
Borrowings start date	2021
Outstanding as of December 31, 2022	$ 14,269	$ 10,508